Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments, other receivables and other assets	¥ 105,724	$ 15,118	¥ 204,177
Aggregate continuing and discontinued operations [member]
Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments to charging stations	44,970		75,018
Prepayments for chargers procurement	3,223		8,567
Prepayment for rental, facility and utilities	4,040		48,473
Miscellaneous prepayments	2,264		3,469
Value-added tax deductible	19,292		52,599
Amount due from related parties (Note 30)	0		1,206
Others	35,014		34,187
Prepayments, other receivables and other assets	108,803		223,519
Disposal groups classified as held for sale [member]
Prepayments, other receivables and other assets, net - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments, other receivables and other assets	¥ 3,079		¥ 19,342